Related-Party Transactions	12 Months Ended
Dec. 31, 2018
Related-Party Transactions
Related-Party Transactions

23. Related-Party Transactions

Details of transactions between the Company and related parties are disclosed below.

(a) Compensation of the Supervisory Board

The remuneration of the supervisory board members in 2018 is set out in the table below:

	2018
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	69	105
Mr. Antoine Papiernik	72	—	—	72
Ms. Alison Lawton	31	—	75	106
Mr. Paul Baart	80	—	—	80
Mr. James Shannon	33	—	73	106
	252	—	217	469

The remuneration of the supervisory board members in 2017 is set out in the table below:

	2017
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	87	123
Mr. Henri Termeer	28	—	160	188
Mr. Antoine Papiernik	76	—	—	76
Ms. Alison Lawton	31	—	99	130
Mr. Paul Baart	84	—	—	84
Mr. James Shannon	33	—	92	125
	288	—	438	726

The 2016 remuneration is set out in the table below:

	2016
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total
	(€ in thousands)
Mr. Dinko Valerio	36	—	52	88
Mr. Henri Termeer	31	—	51	82
Mr. Antoine Papiernik	78	—	—	78
Ms. Alison Lawton	31	—	74	105
Mr. Paul Baart	82	—	—	82
Mr. James Shannon	29	—	27	56
	287	—	204	491

As at December 31, 2018:

•

Mr. Valerio holds 1,043,420 ordinary shares in the Company, as well as 115,925 options. These options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant. In 2016, Mr. Valerio was granted 23,989 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 6.08 per option. In 2017, Mr. Valerio was granted 32,164 options at an average exercise price of € 4.65 per option. In 2018, Mr. Valerio was granted 27,500 options at an average exercise price of € 2.74 per option. On September 12, 2017, Mr. Valerio provided a convertible loan to Amylon Therapeutics B.V. This loan is interest-bearing at an average rate of 8% per annum and is convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria are met. Any unconverted loans become payable on demand after 24 months in equal quarterly terms.

•

Mr. Antoine Papiernik does not hold any shares or options in the Company. As a managing partner of Sofinnova Partners SAS, the management company of Sofinnova Capital VII FCPR, holder of 2,764,194 ordinary shares, Mr. Papiernik may be deemed to have share voting and investment power with respect to such shares.

•

Ms. Lawton holds 96,473 options. In 2016, Ms. Lawton was granted 23,989 options under the Option Plan to acquire depositary receipts issued for ordinary shares at with an exercise price of € 6.08 per option. In 2017, Ms. Lawton was granted 32,164 options with an average exercise price of € 4.65 per option. In 2018, Ms. Lawton was granted 27,500 options with an average exercise price of € 2.74 per option. Under these option grants options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant.

•	Mr. Paul Baart does not hold any shares or options in the Company.
•

Mr. James Shannon holds 61,538 ordinary shares in the Company and 92,733 options. In 2016, Mr. Shannon was granted 33,069 options under the Option Plan to acquire depositary receipts issued for ordinary shares at an exercise price of € 4.32 per option. In 2017, Mr. Shannon was granted 32,164 options at an exercise price of € 4.65 per option. In 2018, Mr. Shannon was granted 27,500 options at an exercise price of € 2.74 per option. Under these option grants options vest in four annual equal tranches of 25% starting for the first time as of the first anniversary of the date of grant.

(b)   Compensation of key management

Our management board is supported by our officers, or senior management. The total remuneration of the management board and senior management in 2018 amounted to € 5,481,000 with the details set out in the table below:

	2018
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	726	9	668	1,403
Mr. R.K. Beukema[2]	809	16	464	1,289
Management Board	1,535	25	1,132	2,692
Senior Management	1,726	64	999	2,789
	3,261	89	2,131	5,481

1	Short term employee benefits includes a bonus for Mr. Daniel de Boer, of € 281,000 based on goals realised in 2018.
2	Short term employee benefits includes a bonus for Mr. René Beukema, of € 134,000 based on goals realised in 2018 and a severance payment of € 324,000.

The total remuneration of the management board and senior management in 2017 amounted to € 5,096,000 with the details set out in the table below:

	2017
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	570	8	622	1,200
Mr. R.K. Beukema[2]	411	15	261	687
Management Board	981	23	883	1,887
Senior Management	1,719	66	1,424	3,209
	2,700	89	2,307	5,096
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 217,000 based on goals realised in 2017.
2	Short term employee benefits includes a bonus for Mr. René Beukema of € 113,000 based on goals realised in 2017.

The total remuneration of the management board and senior management in 2016 amounted to € 3,038,000 with the details set out in the table below:

	2016
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total
	(€ in thousands)
Mr. D.A. de Boer[1]	429	7	391	827
Mr. R.K. Beukema[2]	346	13	165	524
Management Board	775	20	556	1,351
Senior Management	1,020	48	619	1,687
	1,795	68	1,175	3,038
1	Short term employee benefits includes a bonus for Mr. Daniel de Boer of € 131,000 based on goals realised in 2016.
2	Short term employee benefits includes a bonus for Mr. René Beukema of € 76,000 based on goals realised in 2016.

As at December 31, 2018:

•

Mr. de Boer holds 705,309 ordinary shares in the Company as well as 828,623 options. In 2016, Mr. de Boer was awarded 129,727 options to acquire ordinary shares at an exercise price of € 6.64 per option. In 2017, Mr. de Boer was awarded 239,717 options at an exercise price of € 4.65 per option. In 2018, Mr. de Boer was awarded 379,285 options at an exercise price of € 2.74 per option. These options vest over four years in equal annual installments and had a remaining weighted-average contractual life of 8.1 years at December 31, 2018.

•

Mr. Beukema holds 346,239 ordinary shares in the Company as well as 440,013 options. In 2016, Mr. Beukema was awarded 50,608 options to acquire ordinary shares at an exercise price of € 6.64 per option. In 2017, Mr. Beukema was awarded 101,408 options at an exercise price of € 4.65 per option. In 2018, Mr. Beukema was awarded 140,932 options at an exercise price of € 2.74 per option. These options vest over four years in equal annual installments and had a remaining weighted-average contractual life of 7.2 years at December 31, 2018. Mr. Beukema left the Company January 1, 2019.

ProQR does not grant any loans, advanced payments and guarantees to members of the Management and Supervisory Board.